Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2016:
Provisions for Losses on Long-Term Contracts (*)	130,274	20,775	67,701	—	83,348
Provisions for Claims and Potential Contractual Penalties and Others	7,501	158	3,175	—	4,484
Allowance for Doubtful Accounts	6,738	1,554	876	—	7,416
Valuation Allowance on Deferred Taxes	6,540	2,641	2,576	—	6,605

Year ended December 31, 2015:
Provisions for Losses on Long-Term Contracts (*)	135,548	20,588	31,961	6,099	130,274
Provisions for Claims and Potential Contractual Penalties and Others	7,557	1,860	1,916	—	7,501
Allowance for Doubtful Accounts	7,445	1,330	2,037	—	6,738
Valuation Allowance on Deferred Taxes	5,424	3,770	2,654	—	6,540

Year ended December 31, 2014:
Provisions for Losses on Long-Term Contracts (*)	140,259	37,124	41,835	—	135,548
Provisions for Claims and Potential Contractual Penalties and Others	9,208	820	2,471	—	7,557
Allowance for Doubtful Accounts	7,117	1,125	797	—	7,445
Valuation Allowance on Deferred Taxes	9,358	675	4,609	—	5,424

(*)
An amount of $43,513, $80,464 and $72,045 as of December 31, 2016, 2015 and 2014, respectively, is presented as a deduction from inventories, and an amount of $39,835, $49,810 and $63,503 as of December 31, 2016, 2015 and 2014, respectively, is presented as part of other payables and accrued expenses.